Operating Leases - Remaining Required Payments Under Ground Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 20, 2019	May 01, 2019	Mar. 01, 2019	Dec. 31, 2018
Leases [Abstract]
Remaining 2020	$ 407
2021	1,632	$ 1,629
2022	1,675	1,632
2023	1,741	1,675
2024	1,776	1,741
2024		1,776
Thereafter	286,738	286,739
Total undiscounted lease payments	293,969	295,192
Less imputed interest	(248,483)	(250,172)
Total lease liabilities	$ 45,486	$ 45,020	$ 16,300	$ 600	$ 600	$ 0